Investments, AFS debt securities - Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Fair Value
Total	₨ 9,910,174.3	$ 116,003.4	₨ 8,295,487.1
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	870,965.2
Over one year through five years	2,142,308.6
Over five years through ten years	3,575,041.2
Over ten years	3,013,755.0
Total	9,602,070.0
Fair Value
Within one year	871,833.8	10,205.2
Over one year through five years	2,169,135.3	25,390.8
Over five years through ten years	3,641,124.4	42,621.1
Over ten years	3,114,430.7	36,456.0
Total	₨ 9,796,524.2	$ 114,673.1	₨ 8,156,938.9